LOANS AND BORROWINGS - Total loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans and borrowings
Short-term borrowings	¥ 1,652,196	¥ 4,639,674
Current portion of long-term borrowings	1,971,771	1,308,339
Sub-total	3,623,967	5,948,013
Long-term borrowings, excluding current portion	23,518,058	18,284,514
Total loans and borrowings	¥ 27,142,025	¥ 24,232,527